Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2023 Pay versus Performance

Pay versus Performance Table

The following table contains additional compensation information of our current and former CEO (“CEO”) and non-CEO named executive officers (“NEOs”), along with total shareholder return (“TSR”), net income, and company-selected revenue measure results for our fiscal years ending in 2023, 2022, 2021, and 2020. This disclosure is intended to comply with the SEC rules under item 402(v) and does not necessarily reflect the Company’s approach to aligning compensation with performance. Additional information concerning the Company’s compensation philosophy and how the Company aligns compensation with financial performance can be found in the Compensation Discussion and Analysis.

Year(1)	Summary Comp. Table Total for CEO	Comp. Actually Paid to CEO(2)(3)	Avg Summary Comp. Table Total for Non-CEO NEOs	Avg Comp. Actually Paid to Non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income	Company Selected Measure “Revenue”
					Company TSR(5)	Peer Group TSR(5)
2023*	$7,996,250	$6,919,681(4)	$2,506,998	$5,183,634(4)	$185.34	$59.29	$66,246,000	$1,169,258,000
2022	7,515,960	7,019,416	2,404,372	$2,523,657	117.44	73.35	$44,060,000	1,089,752,000
2021	5,763,015	8,680,195	1,812,850	2,630,957	116.15	113.19	72,331,000	1,046,487,000
2020	14,037,609	8,821,747	3,049,302	3,155,018	89.00	140.11	58,711,000	990,533,000

* 2023 compensation figures assume Annual Performance Bonus at 114.2% of target, year-end stock price of $53.21 per share, 2023 LTIP TSR of $54.44 per share, and prior year 2022 LTIP rTSR of $54.35 per share as of December 31, 2023.

(1)	NEOs included in the above table are as follows:

Year	CEO	Non-CEO NEOs
2023	Brian Shepherd	Hai Tran, Elizabeth Bauer, Rasmani Bhattacharya, Kenneth Kennedy
2022	Brian Shepherd	Hai Tran, Kenneth Kennedy, Elizabeth Bauer, Rasmani Bhattacharya
2021	Brian Shepherd	Hai Tran, Kenneth Kennedy, Elizabeth Bauer, Rolland Johns
2020	Bret Griess	Rolland Johns, Kenneth Kennedy, Brian Shepherd

(2)	Fair Market Value (FMV) or change in fair value, as applicable, of equity awards was determined by reference to: (1) for restricted stock awards (excluding awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price; (2) for performance-based restricted stock awards (excluding TSR awards), the same valuation methodology as restricted stock awards above except year-end values are multiplied by the probability of achievement as of each such date; (3) for TSR awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
(3)	For the portion of compensation that is based on year-end stock prices, the following prices were used: (1) 2023 $53.21 (7.0% reduction from prior year); (2) 2022 $57.20 (0.7% reduction from prior year); (3) 2021 $57.62 (27.8% increase from prior year); and (4) 2020 $45.07 (13.0% reduction from prior year).

(4)	2023 compensation reflects the following adjustments from Total Compensation reported in the 2023 Summary Compensation Table:

	CEO	Average Non-CEO NEO
Total Reported in 2023 Summary Compensation Table (SCT)	$7,996,250	$2,506,998
Less, Value of Stock Awards Reported in SCT	(5,700,333)	1,574,514
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,707,711	1,576,552
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	(1,148,168)	(572,883)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year	64,221	98,453
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	-	-
TOTAL ADJUSTMENTS	(1,076,569)	2,676,636
Compensation Actually Paid for Fiscal Year 2023	$6,919,681	$5,183,634

(5)	Company TSR and our Standard Industrial Classification (“SIC”) Code Index: Computer Processing and Data Preparation and Processing Services, is as reflected in our 2023 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote [Text Block]

(1)	NEOs included in the above table are as follows:

Year	CEO	Non-CEO NEOs
2023	Brian Shepherd	Hai Tran, Elizabeth Bauer, Rasmani Bhattacharya, Kenneth Kennedy
2022	Brian Shepherd	Hai Tran, Kenneth Kennedy, Elizabeth Bauer, Rasmani Bhattacharya
2021	Brian Shepherd	Hai Tran, Kenneth Kennedy, Elizabeth Bauer, Rolland Johns
2020	Bret Griess	Rolland Johns, Kenneth Kennedy, Brian Shepherd

Peer Group Issuers, Footnote [Text Block]		Company TSR and our Standard Industrial Classification (“SIC”) Code Index: Computer Processing and Data Preparation and Processing Services, is as reflected in our 2023 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
PEO Total Compensation Amount		$ 7,996,250	[1]	$ 7,515,960	$ 5,763,015	$ 14,037,609
PEO Actually Paid Compensation Amount	[3],[4]	$ 6,919,681	[1],[2]	7,019,416	8,680,195	8,821,747
Adjustment To PEO Compensation, Footnote [Text Block]

(4)	2023 compensation reflects the following adjustments from Total Compensation reported in the 2023 Summary Compensation Table:

	CEO	Average Non-CEO NEO
Total Reported in 2023 Summary Compensation Table (SCT)	$7,996,250	$2,506,998
Less, Value of Stock Awards Reported in SCT	(5,700,333)	1,574,514
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,707,711	1,576,552
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	(1,148,168)	(572,883)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year	64,221	98,453
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	-	-
TOTAL ADJUSTMENTS	(1,076,569)	2,676,636
Compensation Actually Paid for Fiscal Year 2023	$6,919,681	$5,183,634

Non-PEO NEO Average Total Compensation Amount		$ 2,506,998	[1]	2,404,372	1,812,850	3,049,302
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 5,183,634	[1],[2]	2,523,657	2,630,957	3,155,018
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	2023 compensation reflects the following adjustments from Total Compensation reported in the 2023 Summary Compensation Table:

	CEO	Average Non-CEO NEO
Total Reported in 2023 Summary Compensation Table (SCT)	$7,996,250	$2,506,998
Less, Value of Stock Awards Reported in SCT	(5,700,333)	1,574,514
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,707,711	1,576,552
Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested	(1,148,168)	(572,883)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-
Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year	64,221	98,453
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	-	-
TOTAL ADJUSTMENTS	(1,076,569)	2,676,636
Compensation Actually Paid for Fiscal Year 2023	$6,919,681	$5,183,634

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

(1)	Total shareholder return in the above chart, in the case of both the Company and our Peer Companies as noted in footnote 7 of the above Pay versus Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

(1)	Total shareholder return in the above chart, in the case of both the Company and our Peer Companies as noted in footnote 7 of the above Pay versus Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Tabular List [Table Text Block]

Table of Measures Most Important to Last Fiscal Year

The following performance measures reflect the Company’s most important performance measures in effect for 2023, as further described and defined in Compensation Discussion and Analysis under 2023 Financial Achievements.

MOST IMPORTANT PERFORMANCE MEASURES FOR 2023
■ Revenue
■ Revenue Less Transaction Fees
■ Non-GAAP Adjusted Operating Margin Percentage
■ Non-GAAP Earnings Per Share
■ TSR

Total Shareholder Return Amount	[5]	$ 185.34	[1]	117.44	116.15	89.00
Peer Group Total Shareholder Return Amount	[5]	59.29	[1]	73.35	113.19	140.11
Net Income (Loss) Attributable to Parent		$ 66,246,000	[1]	$ 44,060,000	$ 72,331,000	$ 58,711,000
Company Selected Measure Amount		1,169,258,000	[1]	1,089,752,000	1,046,487,000	990,533,000
PEO Name		Brian Shepherd		Brian Shepherd	Brian Shepherd	Bret Griess
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue Less Transaction Fees
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Adjusted Operating Margin Percentage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,076,569)
PEO [Member] | Less, Value of Stock Awards Reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,700,333)
PEO [Member] | Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,707,711
PEO [Member] | Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,148,168)
PEO [Member] | Plus, FMV of Awards Granted this Year and that Vested this Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		64,221
PEO [Member] | Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,676,636
Non-PEO NEO [Member] | Less, Value of Stock Awards Reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,574,514
Non-PEO NEO [Member] | Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,576,552
Non-PEO NEO [Member] | Plus, Change in Fair Value of any Prior Year Awards that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(572,883)
Non-PEO NEO [Member] | Plus, FMV of Awards Granted this Year and that Vested this Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus, Change in Fair Value (from Prior Year-End) of any Prior Year Awards that Vested this Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		98,453
Non-PEO NEO [Member] | Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	2023 compensation figures assume Annual Performance Bonus at 114.2% of target, year-end stock price of $53.21 per share, 2023 LTIP TSR of $54.44 per share, and prior year 2022 LTIP rTSR of $54.35 per share as of December 31, 2023.
[2]	2023 compensation reflects the following adjustments from Total Compensation reported in the 2023 Summary Compensation Table:
[3]	Fair Market Value (FMV) or change in fair value, as applicable, of equity awards was determined by reference to: (1) for restricted stock awards (excluding awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price; (2) for performance-based restricted stock awards (excluding TSR awards), the same valuation methodology as restricted stock awards above except year-end values are multiplied by the probability of achievement as of each such date; (3) for TSR awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
[4]	For the portion of compensation that is based on year-end stock prices, the following prices were used: (1) 2023 $53.21 (7.0% reduction from prior year); (2) 2022 $57.20 (0.7% reduction from prior year); (3) 2021 $57.62 (27.8% increase from prior year); and (4) 2020 $45.07 (13.0% reduction from prior year).
[5]	Company TSR and our Standard Industrial Classification (“SIC”) Code Index: Computer Processing and Data Preparation and Processing Services, is as reflected in our 2023 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.